Capital and funding - Disclosure of Fair Value Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity and liabilities [abstract]
Fair value reserve at beginning of period	€ 329	€ 502
Gains/(losses) on equity instruments	(27)	45
Gains/(losses) on cash flow hedges	(27)	(92)
Hedging gains/(losses) transferred to non-financial assets	117	(126)
Fair value reserve at end of period	€ 392	€ 329